Property, plant and equipment - Summary of property plant and equipment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	¥ 110,285		¥ 76,891	¥ 83,013	¥ 82,551
Opening net book value	76,891		83,013	82,551
Additions	70,679		27,377	30,986
Disposals	(402)			(173)
Depreciation	(36,865)		(33,466)	(30,458)
Exchange differences	(18)		(33)	107
Closing net book value	110,285	$ 17,306	76,891	83,013
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	265,295		200,392	173,161	144,178
Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(155,010)		(123,501)	(90,148)	(61,627)
Instruments and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	94,175		66,065	74,563	72,195
Opening net book value	66,065		74,563	72,195
Additions	58,169		19,573	27,766
Disposals	(313)			(173)
Depreciation	(29,729)		(28,038)	(25,332)
Exchange differences	(17)		(33)	107
Closing net book value	94,175		66,065	74,563
Instruments and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	222,203		167,085	147,658	121,895
Instruments and equipment | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(128,028)		(101,020)	(73,095)	(49,700)
Office equipment and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	3,041		2,323	2,199	1,824
Opening net book value	2,323		2,199	1,824
Additions	1,683		908	986
Disposals	(54)			0
Depreciation	(910)		(784)	(611)
Exchange differences	(1)		0	0
Closing net book value	3,041		2,323	2,199
Office equipment and furniture | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	5,971		4,861	3,953	2,967
Office equipment and furniture | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(2,930)		(2,538)	(1,754)	(1,143)
Transporting equipment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	79		191	303	392
Opening net book value	191		303	392
Additions	0		0	24
Disposals	0			0
Depreciation	(112)		(112)	(113)
Exchange differences	0		0	0
Closing net book value	79		191	303
Transporting equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	469		469	469	445
Transporting equipment | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	(390)		(278)	(166)	(53)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	12,990		8,312	5,948	8,140
Opening net book value	8,312		5,948	8,140
Additions	10,827		6,896	2,210
Disposals	(35)			0
Depreciation	(6,114)		(4,532)	(4,402)
Exchange differences	0		0	0
Closing net book value	12,990		8,312	5,948
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	36,652		27,977	21,081	18,871
Leasehold improvements | Accumulated amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	¥ (23,662)		¥ (19,665)	¥ (15,133)	¥ (10,731)